other long-term assets (Tables)	12 Months Ended
Dec. 31, 2022
other long-term assets
Schedule of other long-term assets

As at December 31 (millions)	Note	2022	2021
Pension assets	15	$307	$453
Unbilled customer finance receivables	4(b)	571	545
Derivative assets	4(h)	250	76
Deferred income taxes		19	35
Costs incurred to obtain or fulfill contracts with customers		154	109
Real estate joint venture advances	21(b)	114	114
Investment in real estate joint venture	21(b)	1	1
Investment in associates	21	120	100
Portfolio investments [1]
At fair value through net income		21	26
At fair value through other comprehensive income		467	370
Prepaid maintenance		61	62
Refundable security deposits and other		118	80
		$2,203	$1,971

1Fair value measured at reporting date using significant other observable inputs (Level 2).

Schedule of costs incurred to obtain and fulfill contracts with customers

Years ended December 31 (millions)	2022			2021
	Costs incurred to			Costs incurred to
	Obtain			Obtain
	contracts with	Fulfill contracts		contracts with	Fulfill contracts
	customers	with customers	Total	customers	with customers	Total
Balance, beginning of period	$336	$6	$342	$323	$11	$334
Additions	344	13	357	282	2	284
Amortization	(276)	(4)	(280)	(269)	(7)	(276)
Balance, end of period	$404	$15	$419	$336	$6	$342
Current [1]	$260	$5	$265	$230	$3	$233
Non-current	144	10	154	106	3	109
	$404	$15	$419	$336	$6	$342

1	Presented in the Consolidated statements of financial position in prepaid expenses.